INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2014	2013
Raw materials	$561,293	$2,973,152
Work in Process	125,483	390,128
Finished goods	890,360	4,514,190
Installations in process	3,841,310	7,778,253
Balance at December 31, 2014	$5,418,446	$15,655,723